CBA(R)                                                                       CBA

--------------------------------------------------------------------------------

CBA                                                                          CBA

--------------------------------------------------------------------------------

CBA Money Fund
--------------------------------------------------------------------------------
Semi-Annual Report
August 31, 1998

CBA Money Fund

Dear Shareholder:

For the six-month period ended August 31, 1998, CBA Money Fund paid shareholders a net annualized dividend of 5.05%.* The Fund's 7-day yield as of August 31, 1998 was 4.96%.

The average portfolio maturity for CBA Money Fund at August 31, 1998 was 72 days compared to 78 days at February 28, 1998.

The Environment

Mounting evidence of a slowing economy and the prospect of lower corporate earnings growth led to greater volatility in the US financial markets during the six months ended August 31, 1998. At the same time, greater economic and political uncertainties in Asia and Russia led investors to become concerned about the outlook for economic activity worldwide. Although these developments were negative for stock markets, they generally were beneficial to bond prices, especially as inflationary trends remained subdued. As was widely anticipated, the Federal Reserve Board did not move to tighten monetary policy. However, shortly after the August quarter's close, Federal Reserve Board Chairman Alan Greenspan indicated that the central bank's focus had shifted from inflationary concerns to the threat posed to the US economy by the increasing financial troubles in other countries. During the six-month period ended August 31, 1998, we maintained a constructive investment strategy, based on our belief that these financial troubles could possibly lead interest rates to decline.

In the United States, gross domestic product rose at a rate of 1.4% for the second calendar quarter, down from the 5.5% rate for the first three months of the year. The economic slowdown in Asia negatively impacted US exports, and the protracted strike at General Motors Corporation also was a negative factor for economic activity. However, the US dollar remained strong, especially relative to the Japanese yen. The weakness of the Japanese economy continues to be a source of concern not only for Asia, but for the rest of the world as well.

In the months ahead, investors will continue to focus on the economic outlook in Asia and its impact on worldwide economic activity and corporate earnings results. If there were evidence of more buoyant yet moderate US economic growth and a pick-up in corporate profits growth, we would expect stability to return to the financial markets on a global basis. Absent these developments, market volatility is likely to continue.

The portfolio's composition at the end of the August period and as of our last report is detailed below:

                                                         8/31/98         2/28/98
                                                         -------         -------
Bank Notes ............................................    12.9%           15.6%
Certificates of Deposit ...............................     1.9             2.8
Certificates of Deposit--European .....................     0.9             1.3
Certificates of Deposit--Yankee+ ......................     9.3            11.8
Commercial Paper ......................................    38.7            39.4
Corporate Notes .......................................    15.4            11.4
Master Notes & Funding Agreements .....................     2.9             2.7
Medium-Term Notes .....................................     0.4              --
Repurchase Agreements .................................     3.0             2.1
US Government & Agency Obligations--
  Non-Discount Notes ..................................    15.3            15.3
Liabilities in Excess of Other Assets .................    (0.7)           (2.4)
                                                          ------          ------
                                                          100.0%          100.0%
                                                          ======          ======

+ US branches of foreign banks.

* Based on a constant investment the throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In Conclusion

We appreciate your continued support of CBA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Marie Dwyer

Marie Dwyer
Vice President and Portfolio Manager

October 1, 1998

Officers and Trustees

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle, Jr.--Senior Vice President
Donald C. Burke--Vice President
Marie Dwyer--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CBA account, call (800) 247-6400.

CBA Money Fund

Schedule of Investments as of August 31, 1998                     (in Thousands)

                                                    Face       Interest    Maturity     Value
    Issue                                          Amount       Rate*        Date     (Note 1a)
-----------------------------------------------------------------------------------------------
                                        Bank Notes--12.9%
-----------------------------------------------------------------------------------------------
American Express                                  $ 19,000       5.608%+   2/12/99     $19,000
Centurion Bank                                       7,300       5.594+    3/19/99       7,300
-----------------------------------------------------------------------------------------------
Bank of New York (The)                              10,000       5.57      3/17/99       9,995
-----------------------------------------------------------------------------------------------
BankBoston, N.A.                                    15,000       5.70      4/15/99      15,004
-----------------------------------------------------------------------------------------------
Comerica Bank, Detroit                              13,000       5.566+    2/02/99      12,998
                                                     8,500       5.552+    2/09/99       8,498
-----------------------------------------------------------------------------------------------
FCC National Bank                                   18,000       5.55+     2/23/99      17,994
                                                    15,000       5.55+     6/01/99      14,992
-----------------------------------------------------------------------------------------------
First National Bank                                  7,000       5.55+     2/23/99       6,998
of Chicago
-----------------------------------------------------------------------------------------------
First Tennessee Bank N.A                             7,000       5.75      1/22/99       7,000
                                                    10,000       5.567+    2/08/99       9,997
                                                    10,000       5.547+    6/09/99       9,994
-----------------------------------------------------------------------------------------------
First Union National Bank                            9,800       5.62+     9/01/99       9,800
-----------------------------------------------------------------------------------------------
Huntington National Bank                             5,000       5.538+    1/20/99       4,999
                                                    25,000       5.534+    1/22/99      24,995
-----------------------------------------------------------------------------------------------
LaSalle National Bank,                              15,000       5.55      2/08/99      14,991
Chicago                                              7,000       5.55      2/22/99       6,996
-----------------------------------------------------------------------------------------------
PNC Bank N.A                                        41,100       5.60+    10/01/98      41,098
                                                    45,000       5.57+     1/29/99      44,987
                                                    15,000       5.536+    7/01/99      14,991
-----------------------------------------------------------------------------------------------
SouthTrust Bank N.A                                 10,000       5.58+     3/25/99       9,998
-----------------------------------------------------------------------------------------------
Total Bank Notes (Cost--$312,622) ................................................     312,625
-----------------------------------------------------------------------------------------------
                                  Certificates of Deposit--1.9%
-----------------------------------------------------------------------------------------------
Chase Manhattan Bank,                               20,000       5.70      7/02/99      20,017
USA, N.A.
-----------------------------------------------------------------------------------------------
Mellon Bank N.A.,                                    5,000       5.68     12/31/98       5,001
Pittsburgh
-----------------------------------------------------------------------------------------------
NationsBank N.A.                                     8,000       5.55      2/09/99       7,995
                                                    14,000       5.55      2/10/99      13,991
-----------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$46,984) ....................................      47,004
-----------------------------------------------------------------------------------------------
                             Certificates of Deposit--European--0.9%
-----------------------------------------------------------------------------------------------
Abbey National Treasury                             10,658       5.625+    3/08/99      10,657
Services Plc, London
-----------------------------------------------------------------------------------------------
Barclays Bank Plc, London                           10,000       5.70      4/07/99      10,003
-----------------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--20,6602) ..................................................................      20,660
-----------------------------------------------------------------------------------------------
                              Certificates of Deposit--Yankee--9.3%
-----------------------------------------------------------------------------------------------
Bank of Montreal,                                   10,000       5.69      6/15/99      10,006
Chicago
-----------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                               10,000       5.715    10/09/98       9,999
                                                    10,000       5.56      2/25/99       9,993
                                                     7,000       5.645     3/02/99       6,999
                                                    13,000       5.53+     6/01/99      12,991
-----------------------------------------------------------------------------------------------
Bayerische                                          10,000       5.835%    9/29/98      10,000
Hypotheken-und                                      24,000       5.65      2/26/99      23,994
Wechsel-Bank, NY
-----------------------------------------------------------------------------------------------
Bayerische Landesbank                               10,000       5.521+    6/30/99       9,994
Girozentrale, NY
-----------------------------------------------------------------------------------------------
Bayerische Vereinsbank                              10,000       5.70     10/06/98       9,998
AG, NY                                              16,000       5.60      2/02/99      15,992
-----------------------------------------------------------------------------------------------
Canadian Imperial Bank                              15,000       5.55      2/10/99      14,989
of Commerce, NY                                     10,000       5.70      6/14/99      10,007
                                                    10,000       5.71      6/21/99      10,008
-----------------------------------------------------------------------------------------------
Credit Suisse First                                 15,000       5.72      3/11/99      15,004
Boston, NY                                          10,000       5.66+     5/12/99      10,000
-----------------------------------------------------------------------------------------------
Deutsche Bank AG, NY                                10,000       5.62      2/26/99       9,996
-----------------------------------------------------------------------------------------------
Norddeutsche                                        10,000       5.556+    2/02/99       9,998
Landesbank
Girozentrale, NY
-----------------------------------------------------------------------------------------------
Rabobank Nederland                                  10,000       5.71      5/21/99      10,006
N.V., NY
-----------------------------------------------------------------------------------------------
Swiss Bank Corp., NY                                15,000       5.63      3/24/99      14,998
-----------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$224,935) .................................................................     224,972
-----------------------------------------------------------------------------------------------
                                     Commercial Paper--38.7%
-----------------------------------------------------------------------------------------------
Allomon Funding Corp.                                5,056       5.54     10/08/98       5,026
-----------------------------------------------------------------------------------------------
Amsterdam Funding                                    7,954       5.58      9/11/98       7,941
Corp.                                                7,275       5.53     10/15/98       7,224
                                                    10,000       5.54     11/19/98       9,877
-----------------------------------------------------------------------------------------------
Apreco, Inc.                                        15,000       5.53     10/15/98      14,895
                                                    15,000       5.54     10/26/98      14,869
                                                    20,000       5.53     10/27/98      19,822
                                                    14,968       5.54     11/05/98      14,816
-----------------------------------------------------------------------------------------------
Bankers Trust                                       15,000       5.50      1/15/99      14,683
Corporation
-----------------------------------------------------------------------------------------------
Certain Funding Corp.                               11,250       5.51     12/01/98      11,092
-----------------------------------------------------------------------------------------------
Chrysler Financial                                  25,000       5.66      9/03/98      24,988
Corporation
-----------------------------------------------------------------------------------------------
Concord Minutemen                                   20,000       5.52     10/07/98      19,886
Capital Corp. LLC                                   10,000       5.54     10/13/98       9,933
-----------------------------------------------------------------------------------------------
Corporate Asset                                     10,000       5.52     10/06/98       9,944
Funding Co., Inc.
-----------------------------------------------------------------------------------------------
Countrywide Home                                     7,125       5.535     9/03/98       7,122
Loans, Inc.                                         15,000       5.53      9/04/98      14,991
                                                    15,000       5.55      9/08/98      14,981
                                                    15,000       5.54      9/28/98      14,935
-----------------------------------------------------------------------------------------------
Credit Suisse First                                  9,750       5.50      2/16/99       9,496
Boston Inc.
-----------------------------------------------------------------------------------------------
Finova Capital Corp.                                 7,000       5.52      9/09/98       6,990
                                                    10,000       5.54      9/21/98       9,968

CBA Money Fund
Schedule of Investments as of August 31, 1998 (continued)         (in Thousands)

                                                    Face       Interest    Maturity     Value
    Issue                                          Amount       Rate*        Date     (Note 1a)
-----------------------------------------------------------------------------------------------
                                  Commercial Paper (continued)
-----------------------------------------------------------------------------------------------
Finova Capital Corp.                              $ 20,000       5.54%     9/24/98     $19,926
(concluded)                                         15,000       5.54      9/25/98      14,942
                                                    15,000       5.53     10/22/98      14,878
                                                    20,000       5.53     11/04/98      19,800
                                                    10,000       5.52     11/30/98       9,860
                                                    10,000       5.52      1/13/99       9,792
-----------------------------------------------------------------------------------------------
General Electric                                    25,000       5.47      2/18/99      24,340
Capital Corp.
-----------------------------------------------------------------------------------------------
General Motors                                      15,000       5.54      9/15/98      14,965
Acceptance Corp.                                    15,000       5.49     11/19/98      14,815
-----------------------------------------------------------------------------------------------
Goldman Sachs                                       30,000       5.48      2/09/99      29,250
Group, L.P.
-----------------------------------------------------------------------------------------------
Greyhawk Capital Corp.                              10,000       5.53     10/01/98       9,952
-----------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                  8,000       5.60      9/10/98       7,988
                                                    10,000       5.55     10/22/98       9,919
                                                    28,800       5.55     10/30/98      28,531
                                                    10,000       5.55     11/05/98       9,898
                                                    18,000       5.52     12/14/98      17,709
-----------------------------------------------------------------------------------------------
Lehman Brothers                                     10,000       5.52     11/17/98       9,880
Holdings, Inc.                                      30,000       5.50     12/10/98      29,533
                                                    20,000       5.54     12/16/98      19,670
                                                    10,000       5.54     12/22/98       9,826
                                                    15,000       5.50      2/11/99      14,620
                                                    15,000       5.51      2/16/99      14,608
                                                    10,000       5.51      2/17/99       9,737
-----------------------------------------------------------------------------------------------
Lexington Parker                                    15,000       5.53      9/04/98      14,991
Capital Co., LLC                                    20,000       5.54      9/11/98      19,966
-----------------------------------------------------------------------------------------------
Monsanto Company                                    20,000       5.49     12/21/98      19,655
                                                    15,000       5.48     12/30/98      14,720
-----------------------------------------------------------------------------------------------
Morgan Stanley, Dean                                10,000       5.616+   12/24/98      10,000
Witter & Co.                                        10,000       5.612+    1/22/99      10,000
-----------------------------------------------------------------------------------------------
Old Line Funding Corp.                              15,000       5.57      9/09/98      14,979
                                                       636       5.57      9/14/98         635
                                                     6,182       5.56      9/17/98       6,166
-----------------------------------------------------------------------------------------------
Repeat Offering                                     15,000       5.54      9/22/98      14,949
Securitization Entity
Funding Inc.
-----------------------------------------------------------------------------------------------
Republic Industries                                 20,000       5.54      9/02/98      19,994
Funding Corp.                                       10,000       5.54     10/14/98       9,932
-----------------------------------------------------------------------------------------------
Salomon Smith                                       15,000       5.48      2/10/99      14,622
Barney Holdings, Inc.                               10,000       5.48      2/19/99       9,734
-----------------------------------------------------------------------------------------------
Thames Asset Global                                  8,708       5.55      9/16/98       8,687
Securitization                                      17,063       5.52     10/02/98      16,979
                                                     8,516       5.52     10/08/98       8,466
                                                    20,000       5.51     11/30/98      19,719
-----------------------------------------------------------------------------------------------
Vattenfall Treasury, Inc.                            8,000       5.52      9/08/98       7,990
-----------------------------------------------------------------------------------------------
WCP Funding Inc.                                    20,000       5.52     11/06/98      19,793
-----------------------------------------------------------------------------------------------
Windmill Funding Corp.                              10,000       5.53%     9/10/98       9,984
                                                     9,463       5.55     10/14/98       9,398
                                                    19,817       5.51     10/15/98      19,678
                                                    10,000       5.51     11/12/98       9,887
-----------------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$938,935) ..........................................     938,842
-----------------------------------------------------------------------------------------------
                                     Corporate Notes--15.4%
-----------------------------------------------------------------------------------------------
Abbey National                                      10,000       5.537+    7/20/99       9,992
Treasury Services Plc                               20,000       5.58+     8/17/99      19,985
-----------------------------------------------------------------------------------------------
Associates Corp. of                                  5,700       6.25      3/15/99       5,718
North America
-----------------------------------------------------------------------------------------------
CIT Group Holdings,                                 11,000       5.59+     9/30/98      10,999
Inc. (The)                                          10,000       5.64+     1/12/99       9,998
                                                     6,000       5.57+     3/22/99       5,998
                                                    10,000       5.55+     5/24/99       9,995
                                                    18,000       5.54+     6/28/99      17,988
-----------------------------------------------------------------------------------------------
Chase Manhattan Auto                                   849       5.549     3/12/99         849
Owner Trust 1998--A,
Class A-1++
-----------------------------------------------------------------------------------------------
Chase Manhattan Corp.                               14,000       5.597+    3/25/99      13,993
-----------------------------------------------------------------------------------------------
Credit Suisse First                                 15,000       5.66+     4/09/99      15,000
Boston Inc.                                         15,000       5.66+     4/20/99      15,000
-----------------------------------------------------------------------------------------------
First Bank System Inc.                              14,000       5.784+   10/21/98      14,003
-----------------------------------------------------------------------------------------------
Ford Credit Owner Trust                              2,458       5.545     2/16/99       2,453
1998--A++
-----------------------------------------------------------------------------------------------
Ford Credit Owner Trust                              5,000       5.67      6/15/99       5,000
1998--C, A-2
-----------------------------------------------------------------------------------------------
General Electric Capital                            10,000       5.557+    6/03/99       9,995
Corporation                                          7,000       5.57+     6/03/99       6,997
-----------------------------------------------------------------------------------------------
General Motors                                      12,500       5.727+    6/07/99      12,512
Acceptance Corp.                                    10,000       5.58+     7/06/99       9,996
                                                    10,000       5.61+     7/06/99       9,996
                                                    10,000       5.597+    8/26/99       9,996
                                                     7,000       5.717+    2/27/01       6,993
-----------------------------------------------------------------------------------------------
Goldman Sachs                                       15,000       5.737+    2/24/99      15,009
Group, L.P.                                         20,000       5.6875+   3/26/99      20,004
                                                     5,000       5.687+    9/14/99       5,001
-----------------------------------------------------------------------------------------------
LABS Trust (Series                                  12,041       5.652+   12/28/98      12,041
1996-4), Senior Notes++
-----------------------------------------------------------------------------------------------
LABS Trust (Series                                   9,780       5.648+   10/21/98       9,780
1997-6), Senior Notes++
-----------------------------------------------------------------------------------------------
LINCS (Series 1997-4)                               15,000       5.638+    9/18/98      15,000
-----------------------------------------------------------------------------------------------
LINCS (Series 1997-5)                               14,500       5.638+   11/18/98      14,500
-----------------------------------------------------------------------------------------------
LINCS (Series 1998-2)                               10,000       5.63+     2/12/99      10,000
-----------------------------------------------------------------------------------------------
Morgan (J.P.) &                                     20,000       5.58+     2/24/99      19,996
Company, Inc.
-----------------------------------------------------------------------------------------------
Morgan Stanley, Dean                                 4,300       5.6375    1/15/99       4,301
Witter, Discover & Co.
-----------------------------------------------------------------------------------------------

CBA Money Fund
Schedule of Investments as of August 31, 1998 (concluded)         (in Thousands)

                                                    Face       Interest    Maturity     Value
    Issue                                          Amount       Rate*        Date     (Note 1a)
-----------------------------------------------------------------------------------------------
                                   Corporate Notes (concluded)
-----------------------------------------------------------------------------------------------
Premier Auto Trust                                $    443       5.545%   11/06/98     $   442
1998-1, Class A-1++
-----------------------------------------------------------------------------------------------
Premier Auto Trust                                   1,670       5.607+   12/06/98       1,669
1998-2, Class A-1
-----------------------------------------------------------------------------------------------
Premier Auto Trust                                   5,620       5.62      2/08/99       5,620
1998-3, Class A-1
-----------------------------------------------------------------------------------------------
Restructured Asset                                  11,000       5.63+     8/13/99      11,000
Securities with
Enhanced Returns Trust
(Series 1998-7-1)
-----------------------------------------------------------------------------------------------
Xerox Capital                                        5,500       5.577+    8/20/99       5,497
(Europe) PLC
-----------------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$373,332) ...........................................     373,316
-----------------------------------------------------------------------------------------------
                             Master Notes & Funding Agreements--2.9%
-----------------------------------------------------------------------------------------------
Goldman Sachs                                       40,000       5.656+    1/20/99      40,000
Group, L.P.
-----------------------------------------------------------------------------------------------
Jackson National                                    25,000       5.676+    5/03/99      25,000
Life Insurance Co.
-----------------------------------------------------------------------------------------------
John Hancock Mutual                                  5,000       5.696+    7/30/99       5,000
Life Insurance Co.
-----------------------------------------------------------------------------------------------
Total Master Notes & Funding Agreements
(Cost--$70,0000) .................................................................     70,0000
-----------------------------------------------------------------------------------------------
                                     Medium-Term Notes--0.4%
-----------------------------------------------------------------------------------------------
Kingdom of Sweden                                    5,060       6.25     12/30/98       5,066
-----------------------------------------------------------------------------------------------
Morgan Stanley                                       5,000       5.625     3/01/99       5,000
Group, Inc.
-----------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$10,061) ..........................................      10,066
-----------------------------------------------------------------------------------------------
                              US Government & Agency Obligations--
                                    Non-Discount Notes--15.3%
-----------------------------------------------------------------------------------------------
Federal Home                                        21,000       5.52+    10/20/98      20,999
Loan Banks                                          15,000       5.485+    3/26/99      14,996
                                                    20,000       5.485+    4/01/99      19,994
                                                    10,000       5.58+     9/02/99       9,995
                                                     5,000       5.67      1/20/00       5,001
                                                     7,000       5.855     1/20/00       7,001
                                                     5,000       5.77      1/27/00       5,000
                                                     5,000       5.75%     3/16/00       5,000
                                                     5,000       5.865     3/17/00       5,000
                                                     5,000       5.90      7/21/00       5,000
                                                     5,000       5.875     8/18/00       5,000
-----------------------------------------------------------------------------------------------
Federal Home Loan                                   15,000       5.875     5/19/00      15,008
Mortgage Corp.
-----------------------------------------------------------------------------------------------
Federal National                                    20,000       5.515+   10/20/98      19,999
Mortgage Association                                25,000       5.44+     1/21/99      24,995
                                                     5,000       5.40      2/02/99       4,998
                                                    10,000       5.38      2/12/99       9,995
                                                    42,000       5.44+     3/03/99      41,991
                                                    27,000       5.52+     4/09/99      26,992
                                                    25,000       5.455+    7/30/99      24,981
                                                    10,000       5.515+    8/19/99       9,993
-----------------------------------------------------------------------------------------------
International Bank for                               5,830       5.68      9/27/99       5,845
Reconstruction and
Development
-----------------------------------------------------------------------------------------------
Student Loan Marketing                              13,000       5.485+   10/06/98      12,999
Association                                         10,000       5.53+    11/25/98       9,999
                                                    10,000       4.50      8/02/99       9,916
                                                    20,000       5.45+     1/12/00      19,995
                                                     3,000       5.81      1/27/00       3,001
                                                    15,000       5.475+    2/02/00      14,995
                                                    13,600       5.495+    2/04/00      13,595
-----------------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$372,214) ..............................................     372,283
-----------------------------------------------------------------------------------------------
                                  Repurchase Agreements**--3.0%
-----------------------------------------------------------------------------------------------

Face Amount                       Issue
-----------------------------------------------------------------------------------------------
$72,679            HSBC Securities Inc., purchased on
                   8/31/1998 to yield 5.85% to 9/01/1998                                72,679
-----------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$72,679) ......................................      72,679
-----------------------------------------------------------------------------------------------
Total Investments (Cost--$2,442,414)--100.7% .....................................   2,442,447
Liabilities in Excess of Other Assets--(0.7%) ....................................     (17,201)
                                                                                    ----------
Net Assets--100.0% ...............................................................  $2,425,246
                                                                                    ==========

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are those in effect at August 31, 1998.
** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
+     Variable Rate Notes.
++    Subject to principal paydowns.

      See Notes to Financial Statements.

CBA Money Fund

Statement of Assets and Liabilities as of August 31, 1998

Assets:
Investments, at value (identified cost--$2,442,413,980*) (Note 1a) ..................                     $2,442,446,597
Cash ................................................................................                                264
Interest receivable .................................................................                         15,647,205
Prepaid registration fees and other assets (Note 1e) ................................                             49,278
                                                                                                          --------------
Total assets ........................................................................                      2,458,143,344
                                                                                                          --------------

Liabilities:
Payables:
    Securities purchased ............................................................     $30,888,309
    Investment adviser (Note 2) .....................................................         754,875
    Distributor (Note 2) ............................................................         522,119
    Beneficial interest redeemed ....................................................             962         32,166,265
                                                                                          -----------
Accrued expenses and other liabilities ..............................................                            731,462
                                                                                                          --------------
Total liabilities ...................................................................                         32,897,727
                                                                                                          --------------
Net Assets ..........................................................................                     $2,425,245,617
                                                                                                          ==============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                      $  242,521,300
Paid-in capital in excess of par ....................................................                      2,182,691,700
Unrealized appreciation on investments--net .........................................                             32,617
                                                                                                          --------------
Net Assets--Equivalent to $1.00 per share based on 2,425,213,000 shares of beneficial
interest outstanding ................................................................                     $2,425,245,617
                                                                                                          ==============

* The aggregate cost of investments at August 31, 1998 for Federal income tax purposes was $2,442,413,980. As of August 31, 1998, net unrealized appreciation for Federal income tax purposes amounted to $32,617, of which $184,455 related to appreciated securities and $151,838 related to depreciated securities.

      See Notes to Financial Statements.

CBA Money Fund

Statement of Operations for the Six Months Ended August 31, 1998

Investment Income (Note 1d):
Interest and amortization of premium and discount earned                      $68,257,773

Expenses:
Investment advisory fees (Note 2) ......................     $ 4,967,048
Transfer agent fees (Note 2) ...........................       1,922,553
Distribution fees (Note 2) .............................       1,480,136
Registration fees (Note 1e) ............................         116,873
Printing and shareholder reports .......................          79,484
Accounting services (Note 2) ...........................          78,203
Custodian fees .........................................          59,149
Professional fees ......................................          33,402
Trustees' fees and expenses ............................          19,639
Other ..................................................           8,989
                                                             -----------
Total expenses before reimbursement ....................       8,765,476
Reimbursement of expenses (Note 2) .....................        (482,512)
                                                             -----------
Total expenses after reimbursement .....................                        8,282,964
                                                                              -----------
Investment Income--Net .................................                       59,974,809

Realized Gain on Investments--Net (Note 1d) ............                           41,061

Change in Unrealized Appreciation on Investments--Net ..                           29,114
                                                                              -----------
Net Increase in Net Assets Resulting from Operations ...                      $60,044,984
                                                                              ===========

See Notes to Financial Statements.

CBA Money Fund

Statements of Changes in Net Assets

                                                                                            For the Six            For the
                                                                                           Months Ended          Year Ended
                                                                                          August 31, 1998     February 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:

Operations:
Investment income--net ..............................................................     $    59,974,809      $   111,658,987

Realized gain on investments--net ...................................................              41,061              227,994
Change in unrealized appreciation/depreciation on investments--net ..................              29,114               37,859
                                                                                          ---------------      ---------------
Net increase in net assets resulting from operations ................................          60,044,984          111,924,840
                                                                                          ---------------      ---------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net ..............................................................         (59,974,809)        (111,658,987)
Realized gain on investments--net ...................................................             (41,061)            (227,994)
                                                                                          ---------------      ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders         (60,015,870)        (111,886,981)
                                                                                          ---------------      ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares ....................................................       2,977,781,884        6,033,580,870
Net asset value of shares issued to shareholders in reinvestment of dividends and
distributions (Note 1f) .............................................................          59,910,005          111,675,227
                                                                                          ---------------      ---------------
                                                                                            3,037,691,889        6,145,256,097
Cost of shares redeemed .............................................................      (2,973,157,478)      (6,021,271,868)
                                                                                          ---------------      ---------------
Net increase in net assets derived from beneficial interest transactions ............          64,534,411          123,984,229
                                                                                          ---------------      ---------------
Net Assets:
Total increase in net assets ........................................................          64,563,525          124,022,088
Beginning of period .................................................................       2,360,682,092        2,236,660,004
                                                                                          ---------------      ---------------
End of period .......................................................................     $ 2,425,245,617      $ 2,360,682,092
                                                                                          ===============      ===============

See Notes to Financial Statements.

CBA Money Fund

Financial Highlights

The following per share data and ratios have                                     For the
been derived from information provided in the         For the Six              Year Ended                For the         For the
financial statements.                                 Months Ended            February 28,             Year Ended      Year Ended
                                                       August 31,      --------------------------     February 29,    February 28,
Increase (Decrease) in Net Asset Value:                  1998             1998            1997            1996            1995
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ..............   $     1.00       $     1.00      $     1.00      $     1.00      $     1.00
                                                      ----------       ----------      ----------      ----------      ----------
  Investment income--net ..........................        .0252            .0497           .0475           .0524           .0396
  Realized and unrealized gain on investments-- net           --+           .0001              --+          .0001           .0005
                                                      ----------       ----------      ----------      ----------      ----------
Total from investment operations ..................        .0252            .0498           .0475           .0525           .0401
                                                      ----------       ----------      ----------      ----------      ----------
Less dividends and distributions:
  Investment income--net ..........................       (.0252)          (.0497)         (.0475)         (.0524)         (.0396)
  Realized gain on investments--net ...............           --+          (.0001)             --+         (.0001)             --+
                                                      ----------       ----------      ----------      ----------      ----------
Total dividends and distributions .................       (.0252)          (.0498)         (.0475)         (.0525)         (.0396)
                                                      ----------       ----------      ----------      ----------      ----------
Net asset value, end of period ....................   $     1.00       $     1.00      $     1.00      $     1.00      $     1.00
                                                      ==========       ==========      ==========      ==========      ==========
Total Investment Return ...........................         5.05%*           5.10%           4.87%           5.39%           4.04%
                                                      ==========       ==========      ==========      ==========      ==========
Ratios to Average Net Assets:
Expenses, net of reimbursement ....................          .69%*            .70%            .69%            .75%            .77%
                                                      ==========       ==========      ==========      ==========      ==========
Expenses ..........................................          .73%*            .74%            .73%            .79%            .81%
                                                      ==========       ==========      ==========      ==========      ==========
Investment income and realized gain on
investments--net ..................................         4.98%*           4.98%           4.71%           5.22%           3.98%
                                                      ==========       ==========      ==========      ==========      ==========
Supplemental Data:
Net assets, end of period (in thousands) ..........   $2,425,246       $2,360,682      $2,236,660      $1,988,000      $1,406,315
                                                      ==========       ==========      ==========      ==========      ==========

*     Annualized.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CBA Money Fund

Notes to Financial Statements

1. Significant Accounting Policies:

CBA Money Fund (the "Fund") is a money fund whose shares are offered to subscribers to the Capital Builder Account service of Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") and to subscribers to the Broadcort Capital Account service of Broadcort Capital Corp. ("Broadcort"). These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Shares may also be purchased by individual investors not subscribing to these services, but such investors will not receive any of the special features offered as a part of such services. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in the money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of

FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the first $500 million of average daily net assets, 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.375% of average daily net assets in excess of $1 billion. During the six months ended August 31, 1998, FAM earned $4,967,048, of which $482,512 was voluntarily waived.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which MLPF&S and Broadcort each receive a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund attributable to subscribers to the respective Capital Builder Account and Broadcort Capital Account programs. The MLPF&S distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The Broadcort distribution fee is to compensate selected dealers for activities and services related to the sale, promotion and marketing of shares of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S or Broadcort in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Beneficial Interest Transactions:

The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

CBA Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11676--8/98

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